Withdrawal Of Proposed Divestiture Of Enova (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Withdrawal Of Proposed Divestiture Of Enova [Abstract]
Offering Cost Incurred	$ 3.9